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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22691

The First Western Funds Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45244
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45244
Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS - 10.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	1.750%	05/15/23	$420,000	$410,074
U.S. Treasury Bonds	6.250%	08/15/23	1,150,000	1,446,754
U.S. Treasury Bonds	2.375%	08/15/24	650,000	654,824
U.S. Treasury Notes	2.250%	11/15/24	500,000	498,321
U.S. Treasury Notes	2.250%	11/15/25	690,000	683,989
U.S. Treasury Notes	1.625%	02/15/26	650,000	609,857
U.S. Treasury Bonds	5.250%	02/15/29	1,690,000	2,174,951
Total U.S. Treasury Obligations (Cost $6,553,025)				$6,478,770

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.5%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 0.4%
Federal Farm Credit Bank	5.150%	11/15/19	$250,000	$275,737

Federal Home Loan Bank - 1.1%
Federal Home Loan Bank	2.625%	03/11/22	300,000	308,512
Federal Home Loan Bank	2.125%	03/10/23	350,000	348,653
				657,165

Total U.S. Government Agency Obligations (Cost $902,873)				$932,902

MORTGAGE-BACKED SECURITIES - 39.9%	Coupon	Maturity	Par Value	Value
Commercial - 33.0%
ABN AMRO Mortgage Corporation, Series 2003-12-1A	5.000%	12/25/33	$199,579	$204,323
ACE Securities Corporation, Series 2005-SD1-M1 (a)	1.284%	11/25/50	95,786	95,869
American Home Mortgage Investment Trust, Series 2004-4-3A (a)	1.191%	02/25/45	327,290	324,240
Bank of America Funding Corporation, Series 2004-A-3A1 (a)	2.912%	02/25/34	369,594	353,049
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	3.027%	03/20/35	150,571	151,038
Bank of America Mortgage Securities, Series 2003-I-3A1 (a)	3.297%	10/25/33	321,778	326,817
Bayview Financial Acquisition Trust, Series 2006-B-1A3 (b)	6.159%	04/28/36	187,614	193,203

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 39.9% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 33.0% (Continued)
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	2.975%	01/01/34	$617,461	$617,874
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (a)	1.271%	11/25/34	219,824	214,146
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	4.670%	09/25/34	52,177	53,306
Citigroup Mortgage Loan Trust, Inc., Series 2009-6-6A1 (a)	0.775%	07/25/36	21,980	21,746
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-11A1 (a)	0.875%	05/25/37	53,326	53,212
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (a)	1.792%	11/25/34	595,135	584,118
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	3.141%	12/19/33	221,046	224,120
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-8R-5A1 (a)	5.713%	05/26/37	13,060	13,065
Credit Suisse Commercial Mortgage Trust, 144A, Series 2007-C1-A3	5.383%	02/15/40	19,874	19,854
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	3.136%	11/25/32	333,619	324,601
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	117,238	120,753
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	199,814	195,734
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (a)	1.433%	11/25/34	281,499	276,199
Goldman Sachs Mortgage Securities Trust, 144A, Series 2005-SEA2-A1 (a)	0.934%	01/25/45	131,345	130,287
GSAA Home Equity Trust, Series 2004-11-2A1 (a)	1.244%	12/25/34	375,235	375,023
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	2.912%	05/19/33	209,452	205,031
Impac CMB Trust, Series 2004-10-4A2 (a)	1.473%	03/25/35	319,946	299,065
Impac CMB Trust, Series 2005-4-2A1 (a)	1.184%	05/25/35	629,101	603,830
Impac CMB Trust, Series 2007-A-A (a)	0.784%	05/25/37	899,872	817,453
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	5.028%	08/25/33	104,525	107,482
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (a)	0.794%	01/25/36	519,652	494,649

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 39.9% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 33.0% (Continued)
JPMorgan Mortgage Trust, Series 2003-A1 (a)	2.617%	10/25/33	$474,260	$462,558
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	2.581%	02/25/34	523,664	516,021
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	2.640%	06/25/34	349,419	345,141
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (a)	2.884%	12/25/34	217,212	221,445
JPMorgan Mortgage Trust, Series 2013-3-A3 (a)	3.428%	07/25/43	286,118	286,331
JPMorgan Re-REMIC, 144A, Series 2009-9-A1	6.000%	09/26/36	48,710	48,851
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (a)	3.248%	06/26/45	600,000	599,605
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (a)	1.094%	10/25/34	541,147	504,967
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	3.436%	09/25/33	420,158	416,593
Master Asset Securitization Trust, Series 2003-5-1A1	5.500%	06/25/33	6,068	6,091
Master Asset Securitization Trust, Series 2003-8-1A1	5.500%	09/25/33	25,770	26,122
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	272,347	276,764
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	3.453%	05/25/34	409,917	413,128
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	3.288%	12/25/34	691,547	689,526
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A2 (a)	0.803%	11/25/35	21,765	21,704
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	219,413	227,938
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)	4.527%	08/25/35	470,250	487,183
New York Mortgage Trust, Series 2005-3-A1 (a)	1.014%	02/25/36	376,043	350,013
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2 (a)	5.850%	12/25/35	384,531	391,131
RBS Commercial Funding Trust, 144A, Series 2010-RR3-MSCA (a)	5.906%	06/16/49	210,152	210,790
Residential Funding Mortgage Security I, Inc., Series 2004-S4-2A6	4.500%	04/25/19	84,843	85,136

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 39.9% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 33.0% (Continued)
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1	3.750%	12/25/32	$233,353	$235,093
Sequoia Mortgage Trust, Series 2003-8-A1 (a)	1.165%	01/20/34	403,113	382,938
Sequoia Mortgage Trust, Series 2004-6-A2 (a)	1.085%	07/20/34	588,165	549,306
Sequoia Mortgage Trust, Series 2012-3-A2 (a)	3.000%	07/25/42	257,888	251,643
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/25/42	220,696	214,041
Silverleaf Finance, LLC, 144A, Series 2012-D-A	3.000%	03/17/25	55,608	55,615
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (a)	3.064%	02/25/34	442,103	443,140
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (a)	1.551%	08/25/33	354,158	350,663
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (a)	1.227%	02/19/35	642,586	597,785
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (a)	1.227%	01/19/34	101,010	97,226
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (a)	1.227%	12/19/34	418,635	410,307
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	3.308%	01/26/32	79,618	73,603
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	3.308%	01/26/32	63,694	58,770
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	2.815%	03/25/33	326,997	324,317
Structured Asset Securities Corporation, Series 2003-29-3A1 (a)	4.887%	09/25/33	464,101	460,742
Structured Asset Securities Corporation, Series 2003-29-5A2 (a)	5.250%	09/25/33	142,443	144,088
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	163,990	172,603
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	2.674%	08/25/33	236,815	237,110
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.693%	08/25/33	624,466	630,384
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (a)	1.953%	02/27/34	260,249	254,418
Wells Fargo Mortgage-Backed Securities, Series 2003-G-A1 (a)	2.894%	06/25/33	9,463	9,483

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 39.9% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 33.0% (Continued)
Wells Fargo Mortgage-Backed Securities, Series 2003-J-2A7 (a)	2.987%	10/25/33	$405,891	$407,651
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	2.902%	11/25/33	343,666	345,698
				20,693,749
Federal Home Loan Mortgage Corporation - 3.7%
FHLMC, Series 2999-ND	4.500%	07/15/20	44,636	45,823
FHLMC, Series 2515-UP	5.500%	10/15/22	106,077	113,790
FHLMC, Series 2690-TV	4.500%	11/15/25	99,869	101,430
FHLMC, Series 3827-HA	3.500%	11/15/25	202,897	212,368
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	494,114
FHLMC, Series 2569-LD	5.500%	02/15/33	147,777	163,275
FHLMC, Series 3793-UA	4.000%	06/15/33	126,770	133,184
FHLMC, Series 2785-GD	4.500%	10/15/33	9,798	9,942
FHLMC, Series 3017-MK	5.000%	12/15/34	10,135	10,484
FHLMC, Series 4011-NP	3.000%	07/15/39	128,900	130,045
FHLMC, Series 3843-JA	4.000%	04/15/40	131,043	138,258
FHLMC, Series 4017-MA	3.000%	03/15/41	122,306	124,140
FHLMC, Series 4077-AP	4.000%	01/15/42	306,270	321,403
FHLMC, Series 4183-PA	3.500%	01/15/43	309,012	323,043
				2,321,299
Federal National Mortgage Association - 2.3%
FNMA, Series 2003-89-LC	4.500%	09/25/18	20,691	21,141
FNMA, Series 2003-83-PG	5.000%	06/25/23	19,869	20,535
FNMA, Series 2015-M11-A1	2.097%	04/25/25	510,601	506,582
FNMA, Series 2005-80-BA	5.000%	04/25/29	81,805	88,160
FNMA, Series 2009-96-DB	4.000%	11/25/29	455,338	483,728
FNMA, Pool #MA0584	4.500%	10/01/40	83,493	87,306
FNMA, Series 2014-80-KA	2.000%	03/25/44	218,275	210,498
FNMA, Series 2011-100QM	4.000%	10/25/50	24,280	24,563
				1,442,513
Government National Mortgage Association - 0.6%
GNMA, Series 2009-104-KA	4.500%	08/15/39	265,437	281,622
GNMA, Series 2011-159-EA	4.000%	10/20/40	14,694	15,000
GNMA, Series 2011-138-PX	4.000%	06/20/41	97,022	99,604
				396,226
Small Business Administration - 0.3%
SBA, Series 2009-20A-1	5.720%	01/01/29	155,117	170,990

Total Mortgage-Backed Securities (Cost $25,064,217)				$25,024,777

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 2.2%	Coupon	Maturity	Par Value	Value
California State Housing Finance Agency, Revenue	3.650%	08/01/25	$650,000	$672,555
Florida State Department of Environmental Protection, Series B, Preservation Revenue	6.026%	07/01/21	350,000	383,743
New Jersey State Economic Development Authority, Revenue	3.802%	06/15/18	325,000	334,227
Total Municipal Bonds (Cost $1,330,664)				$1,390,525

ASSET-BACKED SECURITIES - 3.3%	Coupon	Maturity	Par Value	Value
Applebees/IHOP Funding, LLC, 144A, Series 2014-1-A2	4.277%	09/05/44	$625,000	$622,061
DB Master Finance, LLC, 144A, Series 2015-1A-A21	3.262%	02/20/19	638,625	638,313
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1A	3.484%	10/25/45	816,750	812,674
Total Asset-Backed Securities (Cost $2,071,813)				$2,073,048

CORPORATE BONDS - 41.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 3.6%
AutoNation, Inc.	5.500%	02/01/20	$550,000	$591,890
GameStop Corporation, 144A	6.750%	03/15/21	375,000	375,469
International Game Technology	5.500%	06/15/20	350,000	361,375
QVC, Inc.	5.125%	07/02/22	350,000	357,799
Under Armour, Inc.	3.250%	06/15/26	565,000	532,234
				2,218,767
Consumer Staples - 2.7%
Anheuser-Busch InBev SA/NV	3.300%	02/01/23	550,000	555,644
CVS Health Corporation	3.500%	07/20/22	600,000	616,093
Kroger Company (The)	4.000%	02/01/24	500,000	520,973
				1,692,710
Energy - 1.8%
El Paso, LLC	6.500%	09/15/20	143,000	159,750
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	500,000	501,653
Magellan Midstream Partners L.P.	5.000%	03/01/26	445,000	487,175
				1,148,578
Financials - 13.9%
Air Lease Corporation	4.250%	09/15/24	570,000	579,861
Ally Financial, Inc.	5.750%	11/20/25	300,000	297,000
Ares Capital Corporation	3.625%	01/19/22	700,000	682,430
Aspen Insurance Holdings, Ltd.	4.650%	11/15/23	610,000	625,721
Bank of America Corporation	4.250%	10/22/26	750,000	755,382

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.4% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 13.9% (Continued)
Fairfax Financial Holdings, Ltd., 144A	4.875%	08/13/24	$750,000	$734,215
Fidelity National Information Services, Inc.	3.000%	08/15/26	600,000	559,212
Ford Motor Credit Company, LLC	5.875%	08/02/21	505,000	557,748
International Lease Finance Corporation	4.625%	04/15/21	475,000	492,812
JPMorgan Chase & Company	3.125%	01/23/25	750,000	735,646
Morgan Stanley	4.100%	05/22/23	670,000	686,808
Raymond James Financial, Inc.	3.625%	09/15/26	625,000	608,569
SVB Financial Group	3.500%	01/29/25	625,000	602,671
Wells Fargo & Company	4.300%	07/22/27	750,000	775,388
				8,693,463
Health Care - 1.9%
Actavis Funding SCS	3.450%	03/15/22	625,000	634,015
HCA, Inc.	5.250%	06/15/26	555,000	555,599
				1,189,614
Industrials - 4.6%
Air Canada, 144A, Series 2013-1B	5.375%	11/15/22	577,143	591,571
American Airlines Group Pass-Through Trust, 144A, Series 2013-1-B	5.625%	01/15/21	498,099	516,777
Continental Airlines, Inc., Series 1999-1	6.545%	02/02/19	274,941	289,719
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	213,824	233,068
Delta Air Lines, Inc., Series 2009-1A	7.750%	12/17/19	91,732	102,051
General Motors Financial Company	3.700%	05/09/23	525,000	516,348
Icahn Enterprises, L.P.	6.000%	08/01/20	350,000	348,436
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	266,748	285,421
				2,883,391
Information Technology – 3.9%
Activison Blizzard, Inc., 144A	3.400%	09/15/26	655,000	620,395
Baidu, Inc.	3.000%	06/30/20	550,000	553,181
CA, Inc.	4.500%	08/15/23	673,000	703,053
Tencent Holdings Ltd., 144A	3.800%	02/11/25	550,000	558,971
				2,435,600
Materials - 0.9%
Westlake Chemical Corporation	3.600%	07/15/22	584,000	585,612

Real Estate - 3.4%
American Campus Communities, Inc.	3.350%	10/01/20	635,000	646,562
AvalonBay Communities, Inc.	3.500%	11/15/24	600,000	602,914

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 41.4% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 3.4% (Continued)
Healthcare Trust of America Holdings, L.P.	3.700%	04/15/23	$500,000	$499,763
WEA Finance, LLC, 144A	2.700%	09/17/19	400,000	404,640
				2,153,879
Telecommunication Services - 4.7%
American Tower Trust I, 144A	3.070%	03/15/23	500,000	493,620
CBS Corporation	2.900%	01/15/27	625,000	580,321
Charter Communications Operating, LLC, 144A	4.464%	07/23/22	470,000	488,144
Crown Castle Towers, LLC, 144A	4.883%	08/15/20	690,000	738,179
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	650,000	651,625
				2,951,889

Total Corporate Bonds (Cost $25,958,406)				$25,953,503

MONEY MARKET FUNDS - 0.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.26% (c) (Cost $560,377)	560,377	$560,377

Total Investments at Value - 99.5% (Cost $62,441,375)		$62,413,902

Other Assets in Excess of Liabilities - 0.5%		315,163

Net Assets - 100.0%		$62,729,065

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $9,801,605 at November 30, 2016, representing 15.6% of net assets.

(a)	Variable rate security. The rate shown is the effective interest rate as of November 30, 2016.
(b)	Step coupon.
(c)	The rate shown is the 7-day effective yield as of November 30, 2016.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES - 44.0%	Coupon	Maturity	Par Value	Value
Commercial - 31.2%
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (a)	1.734%	10/25/34	$344,246	$342,807
ACE Securities Corporation, Series 2003-NC1-A2A (a)	1.374%	07/25/33	234,621	197,918
ACE Securities Corporation, Series 2005-SD1-M1 (a)	1.284%	11/25/50	76,629	76,695
Adjustable Rate Mortgage Trust, Series 2005-3 (a)	0.911%	07/25/35	697,602	673,406
Adjustable Rate Mortgage Trust, Series 2005-3-8A2 (a)	0.831%	07/25/35	554,714	542,769
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.749%	12/25/35	180,923	186,344
American General Mortgage Loan Trust, 144A, Series 2010-1A-A4 (a)	5.650%	03/25/58	92,452	92,469
American Home Mortgage Investment Trust, Series 2004-3-6A1 (b)	4.820%	10/25/34	397,704	402,346
American Home Mortgage Investment Trust, Series 2005-1-5A1 (a)	3.248%	06/01/45	152,161	151,305
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	3.027%	03/20/35	631,233	633,193
Bank of America Funding Corporation, Series 2005-D-A1 (a)	3.005%	05/25/35	750,499	765,879
Bank of America Funding Corporation, Series 2009-R6-3A1 (a)	2.393%	01/26/37	43,737	43,737
Bank of America Mortgage Securities, Inc., Series 2004-1-2A1 (a)	5.500%	02/25/34	279,169	283,399
Bayview Financial Acquisition Trust, Series 2006-B-1A3 (b)	6.159%	04/28/36	62,538	64,401
BCRR Trust, 144A, Series 2009-1-2A1 (a)	5.857%	07/17/40	52,164	52,161
Bear Stearns ALT-A Trust, Series 2004-11-1A1 (a)	1.271%	11/25/34	41,217	40,152
Bear Stearns Asset-Backed Securities Trust, Series 2004-B01-M2 (a)	1.284%	10/25/34	6,636	6,635
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	4.670%	09/25/34	23,479	23,988
CIT Group Home Equity Loan Trust, Series 2003-1-A4 (b)	4.430%	03/20/32	12,945	12,930
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2004-RR2-A (a)	2.975%	05/25/34	548,978	553,340
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2010-8-6A6	4.500%	12/25/36	81,730	81,772

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.0% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 31.2% (Continued)
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-4A1 (a)	3.029%	04/25/37	$156	$155
Citigroup Mortgage Loan Trust, Inc., 144A, Series 2009-6-11A1 (a)	0.875%	05/25/37	35,551	35,475
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (a)	1.792%	11/25/34	379,498	372,473
Countrywide Home Loans, Inc., Series 2003-15-2A1	5.000%	06/25/18	56,816	54,018
Countrywide Home Loans, Inc., Series 2004-J7	5.000%	09/25/19	240,105	243,661
Credit Suisse Commercial Mortgage Trust, 144A, Series 2009-8R-5A1 (a)	5.713%	05/26/37	87,011	87,048
Credit Suisse Commercial Mortgage Trust, 144A, Series 2007-C1-A3	5.383%	02/15/40	19,874	19,854
Credit Suisse Commercial Mortgage Trust, Series 2007-C5-A4 (a)	5.695%	09/15/40	271,282	276,030
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1	4.750%	09/25/19	552,079	560,565
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-2A1 (a)	2.891%	03/25/34	1,141,656	1,153,083
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	2.979%	09/25/34	993,530	978,013
Credit Suisse First Boston Mortgage Securitization, Series 2005-6-1A2 (a)	0.861%	07/25/35	66,295	64,950
Credit Suisse Mortgage Trust, Series 2009-14R-2A1	5.000%	06/26/37	1,504,862	1,539,240
Credit Suisse Mortgage Trust, 144A, Series 2010-16-A4 (a)	4.250%	06/25/50	123,243	123,414
Equity One ABS, Inc., Series 2002-4-AVI (a)	1.113%	02/25/33	642,035	638,230
First Horizon Mortgage Pass-Through Trust, Series 2003-AR3-3A1 (a)	2.988%	09/25/33	763,242	773,724
FRS, LLC, 144A, Series 2013-1A-A1	1.800%	04/15/43	79,926	78,294
Goldman Sachs Alternative Mortgage Products Trust, Series 2004-OPT-A4 (a)	1.433%	11/25/34	102,198	100,274
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	2.870%	10/25/33	163,010	164,262
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1	5.500%	09/25/34	122,583	126,740
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (a)	1.091%	06/25/35	210,040	199,179

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.0% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 31.2% (Continued)
Goldman Sachs Mortgage Securities Trust, 144A, Series 2005-SEA2-A1 (a)	0.934%	01/25/45	$354,622	$351,765
GSAA Home Equity Trust, Series 2004-11-2A1 (a)	1.244%	12/25/34	818,694	818,233
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	682,572	695,021
GSR Mortgage Loan Trust, Series 2005-AR6-1 (a)	3.013%	09/25/35	181,282	187,232
Harborview Mortgage Loan Trust, Series 2004-4-2A (a)	1.087%	06/19/34	150,992	139,922
Impac CMB Trust, Series 2005-4-2A1 (a)	1.184%	05/25/35	427,960	410,769
Impac CMB Trust, Series 2007-A-A (a)	0.784%	05/25/37	472,598	429,313
Jefferies & Company, 144A, Series 2009-R9-1A1 (a)	2.813%	08/26/46	55,546	55,749
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (a)	0.794%	01/25/36	893,988	850,974
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	2.566%	10/25/33	221,070	217,703
JPMorgan Re-REMIC, 144A, Series 2009-9-A1	6.000%	09/26/36	27,399	27,479
JPMorgan Re-REMIC, 144A, Series 2010-8-1A5 (a)	3.248%	06/26/45	1,000,000	999,341
Master Adjustable Rate Mortgages Trust, Series 2004-13 2A1 (a)	3.032%	04/21/34	625,291	639,717
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	2.949%	07/25/34	783,447	793,545
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/25/33	801,890	824,320
MASTR Asset Securitization Trust, Series 2003-8-2A1	4.500%	09/25/18	112,671	111,893
MASTR Asset Securitization Trust, Series 2003-104A1	4.500%	11/25/18	710,678	714,688
MASTR Asset Securitization Trust, Series 2004-8-3A1	5.250%	08/25/19	298,240	304,845
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	235,462	238,842
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/25/33	1,103,963	1,120,431
MASTR Specialized Loan Trust, 144A, Series 2005-3-A1 (a)	0.951%	11/25/35	144,451	139,351

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.0% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 31.2% (Continued)
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (a)	1.271%	04/25/28	$153,134	$147,265
Morgan Stanley Capital, Inc., Series 2004-SD2-A (a)	1.433%	04/25/34	77,619	77,014
Morgan Stanley Capital, Inc., Series 2005-HE2-A1MZ (a)	1.054%	01/25/35	110,194	109,976
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A2 (a)	0.803%	11/25/35	21,783	21,722
Mortgage IT Trust, Series 2004-2-M1 (a)	1.359%	12/25/34	499,969	458,921
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	1,228,712	1,276,455
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.527%	08/25/35	1,029,847	1,066,931
Option One Mortgage Loan Trust, Series 2005-1-A1A (a)	1.033%	02/25/35	965,278	957,332
Orange Lake Timeshare Trust, 144A, Series 2012-AA-A	3.450%	03/10/27	53,549	54,095
Park Place Securities, Inc., Series 2005-WHQ1-M2 (a)	1.284%	03/25/35	4,046	4,047
Provident Funding Mortgage Loan Trust, Series 2003-1-A (a)	2.909%	08/25/33	580,543	579,531
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	2.870%	05/25/35	392,103	377,819
RBS Commercial Funding Trust, 144A, Series 2010-RR3-MSCA (a)	5.906%	06/16/49	157,614	158,092
RBSSP Resecuritization Trust, 144A, Series 2010-3-4A1 (a)	3.498%	12/26/35	313,941	313,961
Residential Asset Mortgage Products, Inc., Series 2004-RS12-AI6 (a)	4.547%	12/25/34	7,892	7,942
Residential Asset Mortgage Products, Inc., Series 2005-SP3-A3 (a)	0.982%	12/25/35	19,291	19,225
Residential Asset Securities Corporation, Series 2003-KS10-AI6	4.540%	12/25/33	35,651	36,444
Residential Funding Mortgage Security I, Inc., Series 2003-S12-3A1	3.750%	12/25/32	272,651	274,684
Sequoia Mortgage Trust, Series 2012-1-2A1	3.474%	01/25/42	839,858	841,531
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	2.999%	09/25/42	205,299	199,108
Silverleaf Finance, LLC, 144A, Series 2012-D-A	3.000%	03/17/25	13,346	13,348

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.0% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 31.2% (Continued)
Soundview Home Equity Loan Trust, Series 2003-2-A2 (a)	1.884%	11/25/33	$83,331	$82,451
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	3.149%	09/25/34	278,165	276,185
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (a)	1.551%	08/25/33	531,237	525,995
Structured Asset Investment Loan Trust, Series 2003-BC9-3A3 (a)	1.292%	08/25/33	191,836	189,317
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-1A1 (a)	1.127%	07/19/34	582,981	555,182
Structured Asset Securities Corporation, Series 2003-29-5A2	5.250%	09/25/33	261,255	264,273
Structured Asset Securities Corporation, Series 2003-32-1A1 (a)	5.221%	11/01/33	1,283,711	1,286,167
Structured Asset Securities Corporation, Series 2003-34A-3A4 (a)	3.253%	11/25/33	529,001	517,405
Structured Asset Securities Corporation, Series 2004-GEL3-A (a)	1.494%	08/25/34	174,975	171,836
Truman Capital Mortgage Loan Trust, 144A, Series 2005-1-A (a)	1.022%	03/25/37	147,773	145,230
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	2.674%	08/25/33	282,290	282,642
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.693%	08/25/33	386,105	389,764
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (a)	1.953%	02/27/34	74,357	72,691
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS3-2A1 (a)	5.250%	03/25/18	96,977	96,956
Wells Fargo Mortgage Loan Trust, 144A, Series 2010-RR1-1 (a)	3.062%	02/27/37	752,324	755,946
Wells Fargo Mortgage-Backed Securities, Series 2005-2-2A1 (a)	4.750%	04/25/20	154,162	156,793
Wells Fargo Mortgage-Backed Securities, Series 2003-K-1A2 (a)	2.902%	11/25/33	515,498	518,548
Wells Fargo Mortgage-Backed Securities, Series 2003-0-5A1 (a)	2.786%	01/25/34	511,707	520,418
Wells Fargo Mortgage-Backed Securities, Series 2004-K 2A6 (a)	3.095%	07/25/34	1,613,469	1,637,777
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	3.095%	07/25/34	70,579	71,643
Wells Fargo Mortgage-Backed Securities, Series 2005-AR10-2A2 (a)	2.987%	06/25/35	121,422	124,723

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.0% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 31.2% (Continued)
Wells Fargo Mortgage-Backed Securities, Series 2006-AR8-1A3 (a)	3.046%	04/25/36	$454,258	$448,327
				38,973,173
Federal Home Loan Mortgage Corporation - 2.8%
FHLMC, Series 3861-A	4.500%	01/15/29	28,903	29,138
FHLMC, Series 2580-PY	4.000%	03/15/33	331,194	343,658
FHLMC, Series 4529-HA	3.000%	07/15/36	1,162,292	1,173,170
FHLMC, Series 3837-JA	4.000%	05/15/38	6,162	6,309
FHLMC, Series 3687-CB	2.500%	11/15/38	455,008	462,324
FHLMC, Series 4417-HD	2.250%	11/15/41	863,734	865,752
FHLMC, Series 4312-GA	2.500%	12/15/41	559,179	558,478
				3,438,829
Federal National Mortgage Association - 7.7%
FNMA, Series 2011-102VA	3.500%	01/25/23	837,576	861,217
FNMA, Series 2003-48-TC	5.000%	06/25/23	170,272	181,429
FNMA, Series 2005-80-BA	5.000%	04/25/29	286,317	308,559
FNMA, Series 2004-9-DH	4.000%	06/25/33	94,940	97,638
FNMA, Series 2008-17-PA	4.500%	10/25/37	545,843	578,719
FNMA, Series 2008-49-PA	5.000%	04/25/38	513,935	553,165
FNMA, Series 2010-152-DA	3.000%	05/25/39	293,669	296,986
FNMA, Series 2011-15-W (a)	3.508%	06/25/39	465,559	480,801
FNMA, Series 2009-94-DA	4.500%	10/25/39	417,662	446,140
FNMA, Series 2010-109-N	3.000%	10/25/40	800,856	819,591
FNMA, Series 2012-102-PA	4.500%	03/25/41	374,892	390,834
FNMA, Series 2013-9-CB	5.500%	04/25/42	749,138	836,299
FNMA, Series 2015-55-QA	3.500%	10/25/42	1,060,953	1,083,625
FNMA, Series 2012-136-PD	2.500%	12/25/42	524,451	531,526
FNMA, Series 2014-80-KA	2.000%	03/25/44	513,588	495,289
FNMA, Series 2015-27-MB	2.000%	10/25/44	1,762,619	1,713,351
				9,675,169
Government National Mortgage Association - 2.2%
GNMA, Pool #GN615735	5.000%	06/15/23	258,251	287,167
GNMA, Series 2010-10-NH	4.000%	12/20/38	266,442	277,300
GNMA, Series 2010-115-HW	3.500%	05/20/39	237,929	243,934
GNMA, Series 2012-10-LD	3.000%	07/20/40	610,524	627,208
GNMA, Series 2011-159-EA	4.000%	10/20/40	36,734	37,498
GNMA, Series 2014-184-ED	3.000%	12/20/43	1,280,195	1,292,549
				2,765,656

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 44.0% (Continued)	Coupon	Maturity	Par Value	Value
Small Business Administration - 0.1%
SBA, Series 2002-20K (a)	5.080%	11/01/22	$117,824	$124,684

Total Mortgage-Backed Securities (Cost $55,207,054)				$54,977,511

MUNICIPAL BONDS - 2.2%	Coupon	Maturity	Par Value	Value
City of Las Vegas, Nevada, Revenue	7.750%	09/01/29	$1,075,000	$1,234,358
New Jersey State Economic Development Authority, Revenue	3.802%	06/15/18	900,000	925,551
San Francisco City & County Redevelopment Agency, Revenue	2.120%	08/01/18	625,000	628,675
Total Municipal Bonds (Cost $2,769,716)				$2,788,584

ASSET-BACKED SECURITIES - 1.7%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2015-1A-A21	3.262%	02/20/19	$957,938	$957,469
Domino's Pizza Master Issuer, LLC, 144A, Series 2012-1A-A2	5.216%	01/25/42	1,149,450	1,174,623
Total Asset-Backed Securities (Cost $2,143,678)				$2,132,092

CORPORATE BONDS - 49.1%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 4.7%
AutoNation, Inc.	6.750%	04/15/18	$1,117,000	$1,184,453
Expedia, Inc.	7.456%	08/15/18	600,000	652,782
GameStop Corporation, 144A	6.750%	03/15/21	555,000	555,694
Hyatt Hotels Corporation, 144A	6.875%	08/15/19	1,000,000	1,116,741
International Game Technology	5.500%	06/15/20	500,000	516,250
Masco Corporation	7.125%	03/15/20	800,000	904,000
QVC, Inc.	3.125%	04/01/19	941,000	952,202
				5,882,122
Consumer Staples - 0.6%
Kraft Heinz Company	2.000%	07/02/18	690,000	691,385

Energy - 3.9%
Columbia Pipeline Group, Inc.	2.450%	06/01/18	840,000	844,517
EnLink Midstream Partners, L.P.	2.700%	04/01/19	900,000	893,587
EQT Corporation	8.125%	06/01/19	1,003,000	1,130,087
Kinder Morgan, Inc.	7.250%	06/01/18	1,105,000	1,183,318
Spectra Energy Capital, LLC	6.200%	04/15/18	715,000	749,610
				4,801,119

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.1% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 18.8%
Air Lease Corporation	2.125%	01/15/20	$845,000	$831,645
Ally Financial, Inc.	4.125%	03/30/20	655,000	655,000
Ameriprise Financial, Inc.	7.300%	06/28/19	725,000	817,366
Ares Capital Corporation	4.875%	11/30/18	1,000,000	1,035,039
Aviation Capital Group Corporation, 144A	4.625%	01/31/18	1,113,000	1,143,018
Bank of America Corporation	5.650%	05/01/18	725,000	761,583
Bank of America Corporation	2.151%	11/09/20	500,000	493,813
Bank One Corporation (b)	8.530%	03/01/19	450,000	509,373
Citigroup, Inc.	2.650%	10/26/20	1,270,000	1,274,850
Citizens Bank, N.A.	2.500%	03/14/19	500,000	503,583
CNA Financial Corporation	6.950%	01/15/18	661,000	695,693
Digital Realty Trust, L.P.	5.875%	02/01/20	852,000	929,948
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	550,000	583,012
Fidelity National Financial, Inc.	6.600%	05/15/17	913,000	931,083
Fidelity National Information Services, Inc.	3.625%	10/15/20	1,250,000	1,290,239
Goldman Sachs Group, Inc.	2.600%	04/23/20	1,200,000	1,201,716
Icahn Enterprises, L.P.	6.000%	08/01/20	790,000	786,469
International Lease Finance Corporation	6.250%	05/15/19	750,000	807,225
JPMorgan Chase & Company	6.300%	04/23/19	500,000	548,726
Morgan Stanley	2.800%	06/16/20	1,140,000	1,149,828
Oaktree Capital Management, L.P., 144A	6.750%	12/02/19	600,000	668,611
Raymond James Financial, Inc.	8.600%	08/15/19	975,000	1,121,701
Sirius International Insurance Group, Ltd., 144A	6.375%	03/20/17	930,000	941,820
Standard Chartered plc, 144A	2.100%	08/19/19	1,250,000	1,235,681
Synchrony Financial	2.600%	01/15/19	1,300,000	1,305,023
Wells Fargo & Company	2.150%	01/30/20	1,250,000	1,241,940
				23,463,985
Health Care - 3.3%
Actavis Funding SCS	2.450%	06/15/19	830,000	834,771
Fresenius Medical Care AG & Company, 144A	5.625%	07/31/19	535,000	569,775
HCA, Inc.	4.250%	10/15/19	500,000	515,000
Humana, Inc.	7.200%	06/15/18	718,000	777,225
McLaren Health Care Corporation	1.964%	05/15/18	600,000	599,100
Mylan N.V., 144A	2.500%	06/07/19	880,000	875,982
				4,171,853
Industrials – 5.5%
America West Airlines, Inc., Series 2000-01	8.057%	07/02/20	26,753	30,098
American Airlines Group Pass-Through Trust, 144A, Series 2011-1	7.000%	01/31/18	299,202	309,674

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrials – 5.5% (Continued)
American Airlines Group Pass-Through Trust, 144A, Series 2013-1-B	5.625%	01/15/21	$996,197	$1,033,554
Continental Airlines, Inc., Series 1998-1	6.648%	09/15/17	38,129	38,653
Continental Airlines, Inc., Series 1998-3	6.820%	05/01/18	34,787	36,092
Continental Airlines, Inc., Series 2000-1	8.048%	11/01/20	48,185	53,486
Continental Airlines, Inc., Series 2000-2	7.707%	04/02/21	44,239	48,221
Continental Airlines, Inc., Series 2001-1	6.703%	06/15/21	201,916	211,507
Continental Airlines, Inc., Series 2012-B	6.250%	10/11/21	1,296,984	1,378,045
Continental Airlines, Inc., Series 2012-2-B	5.500%	04/29/22	1,176,829	1,229,786
Delta Air Lines, Inc., Series 2009-1A	7.750%	12/17/19	119,464	132,904
Domtar Corporation	10.750%	06/01/17	95,000	99,005
Ford Motor Credit Company, LLC	2.375%	03/12/19	1,000,000	999,101
General Motors Financial Company, Inc.	2.400%	05/09/19	875,000	866,869
Sappi Ltd., 144A	7.750%	07/15/17	250,000	268,750
US Airways, Inc., Series 2001-1G	7.076%	03/20/21	109,783	117,742
				6,853,487
Information Technology - 3.5%
Baidu, Inc.	3.000%	06/30/20	765,000	769,424
CA, Inc.	5.375%	12/01/19	1,014,000	1,098,628
Dell, Inc., 144A	3.480%	06/01/19	785,000	799,567
Juniper Networks, Inc.	3.125%	02/26/19	720,000	733,494
Tencent Holdings Ltd., 144A	2.875%	02/11/20	975,000	979,023
				4,380,136
Materials - 2.2%
Cytec Industries, Inc.	8.950%	07/01/17	157,000	162,321
Georgia-Pacific, LLC, 144A	2.539%	11/15/19	880,000	888,809
LyondellBasell Industries N.V.	5.000%	04/15/19	1,000,000	1,058,444
Smurfit Kappa Acquisitions, 144A	4.875%	09/15/18	625,000	643,750
				2,753,324
Real Estate - 0.8%
National Retail Properties, Inc.	6.875%	10/15/17	293,000	305,736

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.1% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 0.8% (Continued)
Simon Property Group, L.P.	10.350%	04/01/19	$600,000	$721,709
				1,027,445
Telecommunication Services - 5.4%
American Tower Corporation	4.500%	01/15/18	390,000	401,073
American Tower Corporation	3.400%	02/15/19	525,000	537,242
CBS Corporation	5.750%	04/15/20	1,010,000	1,112,441
Cox Communications, Inc., 144A	6.250%	06/01/18	650,000	685,333
Cox Communications, Inc., 144A	9.375%	01/15/19	360,000	408,372
Grupo Televisa, S.A.B.	6.000%	05/15/18	600,000	632,942
Interpublic Group of Companies, Inc. (The)	2.250%	11/15/17	985,000	990,300
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	1,250,000	1,253,125
Verizon Communications, Inc.	2.625%	02/21/20	750,000	755,666
				6,776,494
Utilities - 0.4%
Otter Tail Corporation	9.000%	12/15/16	543,000	543,970

Total Corporate Bonds (Cost $61,602,697)				$61,345,320

MONEY MARKET FUNDS - 2.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.26% (c) (Cost $2,836,868)	2,836,868	$2,836,868

Total Investments at Value - 99.3% (Cost $124,560,013)		$124,080,375

Other Assets in Excess of Liabilities - 0.7%		859,147

Net Assets - 100.0%		$124,939,522

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $22,110,509 at November 30, 2016, representing 17.7% of net assets.

(a)	Variable rate security. The rate shown is the effective interest rate as of November 30, 2016.
(b)	Step coupon.
(c)	The rate shown is the 7-day effective yield as of November 30, 2016.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

CORPORATE BONDS - 97.0%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 20.0%
APX Group Holdings, Inc.	8.750%	12/01/20	$600,000	$588,000
Ashton Woods USA, LLC, 144A	6.875%	02/15/21	500,000	480,000
Beazer Homes USA, Inc.	5.750%	06/15/19	550,000	566,500
CEC Entertainment, Inc.	8.000%	02/15/22	580,000	581,450
GameStop Corporation, 144A	6.750%	03/15/21	750,000	750,938
Greektown Holdings, LLC, 144A	8.875%	03/15/19	600,000	627,750
Jack Ohio Finance, LLC, 144A	6.750%	11/15/21	500,000	501,250
Jo-Ann Stores Holdings, Inc., 144A	9.750%	10/15/19	500,000	475,000
KB Home	4.750%	05/15/19	600,000	607,500
MGM Resorts International	5.250%	03/31/20	600,000	629,625
NCL Corporation Ltd., 144A	4.625%	11/15/20	750,000	759,375
NPC International, Inc.	10.500%	01/15/20	500,000	517,250
Rivers Pittsburgh, L.P., 144A	6.125%	08/15/21	650,000	661,375
				7,746,013
Consumer Staples - 6.0%
Beverages & More, Inc., 144A	10.000%	11/15/18	400,000	376,000
Bumble Bee Holdings, Inc., 144A	9.625%	03/15/18	500,000	490,000
First Quality Finance Company	4.625%	05/15/21	525,000	516,469
Simmons Foods, Inc., 144A	7.875%	10/01/21	515,000	521,437
Wells Enterprises, Inc., 144A	6.750%	02/01/20	417,000	429,510
				2,333,416
Energy - 11.4%
Crestwood Midstream Partners L.P.	6.125%	03/01/22	580,000	585,800
Enviva Partners, L.P., 144A	8.500%	11/01/21	600,000	619,500
Genesis Energy, L.P.	5.750%	02/15/21	500,000	502,500
Martin Midstream Partners, L.P.	7.250%	02/15/21	500,000	485,000
NuStar Logistics, L.P.	4.800%	09/01/20	450,000	452,250
SemGroup Corporation	7.500%	06/15/21	600,000	612,000
SM Energy Company	6.500%	11/15/21	500,000	506,250
Whiting Petroleum Corporation	5.750%	03/15/21	325,000	320,125
WPX Energy, Inc.	7.500%	08/01/20	300,000	316,500
				4,399,925
Financials - 19.6%
AerCap Ireland Capital Ltd.	4.500%	05/15/21	600,000	618,750
Ally Financial, Inc.	4.250%	04/15/21	550,000	543,125
CIT Group, Inc.	5.375%	05/15/20	500,000	528,750
Credit Acceptance Corporation	6.125%	02/15/21	650,000	654,875
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	500,000	478,750
FBM Finance, Inc., 144A	8.250%	08/15/21	650,000	672,750
Fly Leasing Ltd.	6.375%	10/15/21	650,000	662,866
Hub Holdings, LLC, 144A	8.125%	07/15/19	600,000	594,000

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.0% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 19.6% (Continued)
Icahn Enterprises, L.P.	6.000%	08/01/20	$550,000	$547,542
iStar, Inc.	6.500%	07/01/21	650,000	651,625
NewStar Financial, Inc.	7.250%	05/01/20	500,000	496,250
Provident Funding Associates, L.P., 144A	6.750%	06/15/21	500,000	503,750
Rialto Holdings, LLC, 144A	7.000%	12/01/18	650,000	658,125
				7,611,158
Health Care - 8.3%
Envision Healthcare Corporation, 144A	5.125%	07/01/22	500,000	492,500
HCA, Inc.	6.250%	02/15/21	600,000	631,200
Kindred Healthcare, Inc.	8.000%	01/15/20	550,000	523,875
Kinetic Concepts, Inc., 144A	9.625%	10/01/21	600,000	562,500
Select Medical Corporation	6.375%	06/01/21	550,000	527,653
Tenet Healthcare Corporation	8.000%	08/01/20	500,000	479,063
				3,216,791
Industrials - 10.7%
Air Canada, 144A	5.000%	09/15/20	750,000	750,000
Fiat Chrysler Automobiles N.V.	4.500%	04/15/20	600,000	607,500
Neovia Logistics Intermediate Holdings, LLC, 144A	10.000%	02/15/18	500,312	312,695
Sappi Ltd., 144A	7.750%	07/15/17	400,000	430,000
Shape Technologies Group, 144A	7.625%	02/01/20	550,000	561,000
Techniplas, LLC, 144A	10.000%	05/01/20	450,000	378,000
XPO Logistics, Inc., 144A	6.500%	06/15/22	525,000	544,031
Zachry Holdings, Inc., 144A	7.500%	02/01/20	550,000	562,375
				4,145,601
Information Technology - 2.5%
BCP Singapore VI Cayman Financing Company, 144A	8.000%	04/15/21	400,000	392,000
Dell, Inc., 144A	5.875%	06/15/21	550,000	579,281
				971,281
Materials - 5.2%
Coeur Mining, Inc.	7.875%	02/01/21	500,000	518,750
Cornerstone Chemical Company, 144A	9.375%	03/15/18	350,000	351,750
Mercer International, Inc.	7.000%	12/01/19	450,000	463,500
Petra Diamonds Ltd., 144A	8.250%	05/31/20	65,000	66,706
SunCoke Energy Partners, L.P.	7.375%	02/02/20	605,000	598,950
				1,999,656
Telecommunication Services - 13.3%
Cablevision Systems Corporation	8.000%	04/15/20	600,000	645,000
Cequel Communications Holdings I, LLC, 144A	5.125%	12/15/21	600,000	591,000
Clear Channel International BV, 144A	8.750%	12/15/20	675,000	705,375

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.0% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 13.3% (Continued)
Digicel Group Ltd., 144A	8.250%	09/30/20	$525,000	$439,688
Frontier Communications Corporation	6.250%	09/15/21	600,000	562,500
Hughes Satellite Systems Corporation	7.625%	06/15/21	500,000	537,500
SiTV, LLC, 144A	10.375%	07/01/19	425,000	265,625
Sprint Corporation	7.250%	09/15/21	650,000	666,250
Telesat Canada, 144A	6.000%	05/15/17	750,000	749,400
				5,162,338

Total Corporate Bonds (Cost $37,153,725)				$37,586,179

MONEY MARKET FUNDS - 1.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.26% (a) (Cost $613,378)	613,378	$613,378

Total Investments at Value - 98.6% (Cost $37,767,103)		$38,199,557

Other Assets in Excess of Liabilities - 1.4%		532,592

Net Assets - 100.0%		$38,732,149

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $18,333,436 at November 30, 2016, representing 47.3% of net assets.

(a)	The rate shown is the 7-day effective yield as of November 30, 2016.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2016 (Unaudited)

1.  Securities Valuation

The securities of First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”).  The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices.  The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Funds’ investment adviser) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board.  Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events.  The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2016:

First Western Fixed Income Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$6,478,770	$-	$6,478,770
U.S. Government Agency Obligations	-	932,902	-	932,902
Mortgage-Backed Securities	-	25,024,777	-	25,024,777
Municipal Bonds	-	1,390,525	-	1,390,525
Asset-Backed Securities	-	2,073,048	-	2,073,048
Corporate Bonds	-	25,953,503	-	25,953,503
Money Market Funds	560,377	-	-	560,377
Total	$560,377	$61,853,525	$-	$62,413,902

First Western Short Duration Bond Fund:	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$-	$54,977,511	$-	$54,977,511
Municipal Bonds	-	2,788,584	-	2,788,584
Asset-Backed Securities	-	2,132,092	-	2,132,092
Corporate Bonds	-	61,345,320	-	61,345,320
Money Market Funds	2,836,868	-	-	2,836,868
Total	$2,836,868	$121,243,507	$-	$124,080,375

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

First Western Short Duration High Yield Credit Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$37,586,179	$-	$37,586,179
Money Market Funds	613,378	-	-	613,378
Total	$613,378	$37,586,179	$-	$38,199,557

As of November 30, 2016, the Funds did not have any transfers into and out of any Level. In addition, the Funds did not hold derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2016.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax Information

The following information is computed on a tax basis for each item as of November 30, 2016:

			First Western
	First Western	First Western	Short Duration
	Fixed Income	Short Duration	High Yield
	Fund	Bond Fund	Credit Fund

Cost of portfolio investments	$62,441,375	$124,561,275	$37,772,480

Gross unrealized appreciation	$577,476	$377,086	$972,596
Gross unrealized depreciation	(604,949)	(857,986)	(545,519)

Net unrealized appreciation (depreciation)	$(27,473)	$(480,900)	$427,077

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.  Risks Associated with Mortgage-Backed Securities

First Western Fixed Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in mortgage-backed securities.  This means each Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities.  The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline.  Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value.  This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate.  Mortgage-backed securities are subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments.  Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values.  The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in mortgage-backed securities, the Funds will be subject to the risks associated with these securities to a greater degree than a Fund that does not concentrate in mortgage-backed securities.  As of November 30, 2016, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 39.9% and 44.0%, respectively, of the value of their net assets invested in mortgage-backed securities.

FIRST WESTERN FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5.  Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds).  These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness.  Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments.  An economic downturn tends to disrupt the market for lower-rated securities and adversely affect their values.  Such an economic downturn may be expected to result in increased defaults by the issuers of such securities.  Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” securities.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The First Western Funds Trust

By (Signature and Title)*		/s/ Debbie Silversmith
Debbie Silversmith, President

Date	January 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Debbie Silversmith
Debbie Silversmith, President

Date	January 18, 2017

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	January 18, 2017

* Print the name and title of each signing officer under his or her signature.